Provisions - other (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	€ 41
U.S. Diesel Emissions Provision [Domain]
Disclosure of other provisions [line items]
Settlement, other provisions	€ 100